Equity (Details) - USD ($)			1 Months Ended		6 Months Ended	12 Months Ended
		Apr. 21, 2021	Jan. 31, 2021	Oct. 31, 2020	Dec. 31, 2022	Jun. 30, 2021	Jun. 30, 2022
Equity (Details) [Line Items]
Ordinary shares, shares authorized						458,694,920	458,694,920
Ordinary shares, par value per share (in Dollars per share)						$ 0.0001	$ 0.0001
Shares issued		38,417,461			54,583,957
Ordinary shares, shares issued						44,069,300	44,069,300
Ordinary shares, shares outstanding						44,069,300	44,069,300
After-tax profits percentage					10.00%		10.00%
Reserve funds percentage					50.00%		50.00%
Statutory reserves amounted (in Dollars)					$ 919,407	$ 17,758	$ 919,407
Consolidated net assets (in Dollars)					$ 56,411,356	$ 47,196,030	$ 49,756,268
Ordinary shares, par value (in Dollars per share)					$ 0.519008
Effect of share conversion					7,406,060
Common Stock [Member]
Equity (Details) [Line Items]
Ordinary shares, shares authorized							458,694,920
Ordinary shares, par value per share (in Dollars per share)							$ 0.0001
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture						1,627,424
Common Stock [Member]
Equity (Details) [Line Items]
Authorized Capital							500,000,000
Nominal Value per Share (in Dollars per share)							$ 0.0001
Ordinary shares, shares authorized							458,694,920
Ordinary shares, par value per share (in Dollars per share)		$ 0.0001					$ 0.0001
Shares issued		38,417,461
Consideration for issuance of shares (in Dollars)		$ 0
Ordinary shares, shares issued		38,417,461				44,069,300
Ordinary shares, shares outstanding		38,417,461					44,069,300
Stock Issued During Period, Shares, Acquisitions			4,024,415
Series A Preferred Shares Including Series Seed Preferred Shares [Member]
Equity (Details) [Line Items]
Designated as series A preferred shares							9,880,984
Designated as series A preferred shares, par value (in Dollars per share)							$ 0.0001
Series A Plus Preferred Shares [Member]
Equity (Details) [Line Items]
Designated as series A preferred shares							12,532,172
Designated as series A preferred shares, par value (in Dollars per share)							$ 0.0001
Series B Convertible Redeemable Preferred Shares [Member]
Equity (Details) [Line Items]
Designated as series A preferred shares							11,047,269
Designated as series A preferred shares, par value (in Dollars per share)							$ 0.0001
Series B+ Convertible Redeemable Preferred Shares. [Member]
Equity (Details) [Line Items]
Designated as series A preferred shares							5,424,746
Designated as series A preferred shares, par value (in Dollars per share)							$ 0.0001
Series C Convertible Redeemable Preferred Shares [Member]
Equity (Details) [Line Items]
Designated as series A preferred shares							2,419,909
Designated as series A preferred shares, par value (in Dollars per share)							$ 0.0001
Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares, shares authorized	[1]				2,000,000,000		2,000,000,000
Ordinary shares, par value per share (in Dollars per share)	[1]				$ 0.519008		$ 0.519008
Shares issued					25,936,012
Ordinary shares, shares issued	[1]				47,166,728		9,737,486
Ordinary shares, shares outstanding	[1]				47,166,728		9,737,486
Common stock, voting rights					Holders of Class A ordinary shares are entitled to one vote per Class A ordinary share
Ordinary shares, par value (in Dollars per share)					$ 0.519008
Recapitalized shares					3,265,837
Warrant issued					17,964,879
Class B Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares, shares authorized	[1]				2,300,000,000		2,300,000,000
Ordinary shares, par value per share (in Dollars per share)	[1]				$ 0.519008		$ 0.519008
Ordinary shares, shares issued	[1]				47,177,897		24,668,844
Ordinary shares, shares outstanding	[1]				47,177,897		24,668,844
Common stock, voting rights					holders of Class B ordinary shares are entitled to 15 votes per Class B ordinary share
Baijia Cloud Technology Co., Ltd [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Stock Issued During Period, Shares, Acquisitions			366,170
Business Acquisition, Percentage of Voting Interests Acquired			30.00%
Baijiayun Information Technology Co., Ltd [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Stock Issued During Period, Shares, Acquisitions			3,658,245
Business Acquisition, Percentage of Voting Interests Acquired			49.00%
Nanjing Baishilian Technology Co., Ltd [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture				1,627,424
BaiJiaYun Limited Equity [Member] | Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Shares issued					31,283,756

[1]	After giving retrospective effects of recapitalization on equity due to reverse acquisition effective December 23, 2022. See Note 3.